Consolidated Statements Of Operations - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Product	$ 4,014		$ 3,536							$ 13,050	$ 13,612	$ 17,265	$ 20,912
Contract	266		769							2,559	2,227	3,132	4,230
License											1,000	1,000
Total revenues, net	4,280	$ 4,558	4,305	$ 5,533	$ 7,001	$ 6,714	$ 5,405	$ 7,034	$ 5,989	15,609	16,839	21,397	25,142
Cost of revenues:
Product	3,802		2,545							10,918	9,639	12,988	15,466
Contract	200		478							1,346	1,248	1,967	2,698
Total cost of revenues	4,002		3,023							12,264	10,887	14,955	18,164
Gross profit	278	490	1,282	1,335	3,335	904	1,106	2,608	2,360	3,345	5,952	6,442	6,978
Operating expenses:
Research and development	1,271		1,666							3,782	4,468	6,362	4,353
Selling, general and administrative	1,970		2,041							6,586	6,044	8,411	6,687
Total operating expenses	3,241		3,707							10,368	10,512	14,773	11,040
Loss from operations	(2,963)		(2,425)							(7,023)	(4,560)	(8,331)	(4,062)
Other income (expense):
Interest expense, net	(27)		(8)							(249)	(28)	(30)	(43)
Other income, net	(2)		4							11	8	313
Total other income (expense)	(29)		(4)							(238)	(20)	283	(43)
Loss before provision for income taxes	(2,992)	(3,468)	(2,429)	(2,164)	14	(2,125)	(2,234)	(66)	320	(7,261)	(4,580)	(8,048)	(4,105)
Provision for income taxes			(1)								(1)	(1)
Net loss	$ (2,992)	$ (3,468)	$ (2,430)	$ (2,164)	$ 14	$ (2,125)	$ (2,234)	$ (66)	$ 320	$ (7,261)	$ (4,581)	$ (8,049)	$ (4,105)
Loss per share, basic	$ (0.09)	$ (0.11)	$ (0.08)	$ (0.07)		$ (0.08)	$ (0.09)		$ 0.01	$ (0.22)	$ (0.15)	$ (0.27)	$ (0.16)
Loss per share, diluted	$ (0.09)	$ (0.11)	$ (0.08)	$ (0.07)		$ (0.08)	$ (0.09)		$ 0.01	$ (0.22)	$ (0.15)	$ (0.27)	$ (0.16)
Weighted average number of shares outstanding:
Basic	34,972,589	31,623,334	30,292,166	29,388,104	29,388,104	25,712,562	25,287,849	25,142,371	25,041,380	33,214,262	29,689,458	30,172,927	25,296,040
Diluted	34,972,589	31,623,334	30,292,166	29,388,104	29,637,804	25,712,562	25,287,849	25,142,371	25,747,631	33,214,262	29,689,458	30,172,927	25,296,040